Revenue Recognition - Summary of Contract with Customer, Contract Asset, Contract Liability, and Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Capitalized Contract Cost [Line Items]
Trade receivables	$ 6,143	$ 962
Unbilled receivables	92	581
Deferred revenue	$ (961)	$ (985)	$ (492)